Commitments and Contingencies	12 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and contingencies
28.	Commitments and contingencies

(a)	Capital commitments

As of March 31, 2024 and 2025, no capital commitment was related to leasehold improvement and purchase of equipment.

(b)	Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of March 31, 2024 and 2025, the Company is not a party to any material legal or administrative proceedings.